Segmented information - Results by business segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 957,220	$ 769,539
Depreciation expense	131,319	119,268
Segment gross profits	154,217	101,548
Segment assets	1,546,478	979,513
Purchase of property, plant and equipment	202,809	111,499
Operating Segments
Segment Reporting Information [Line Items]
Revenue	932,448	752,572
Segment gross profits	154,217	101,548
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	(8,271)	(26,903)
Depreciation expense	1,419	31
Segment gross profits	(2,543)	(2,554)
Segment assets	(352,715)	(18,924)
Purchase of property, plant and equipment	0	0
Corporate And Eliminations
Segment Reporting Information [Line Items]
Revenue	24,772	16,967
Heavy Equipment - Canada | Operating Segments
Segment Reporting Information [Line Items]
Revenue	760,590	700,863
Depreciation expense	116,660	119,054
Segment gross profits	104,167	81,754
Segment assets	1,079,370	874,374
Purchase of property, plant and equipment	146,442	111,295
Heavy Equipment - Canada | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	6,330	7,923
Heavy Equipment - Australia | Operating Segments
Segment Reporting Information [Line Items]
Revenue	153,877	30,693
Depreciation expense	13,240	183
Segment gross profits	40,607	6,721
Segment assets	718,114	29,361
Purchase of property, plant and equipment	56,367	204
Heavy Equipment - Australia | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	4,731	0
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	17,981	21,016
Depreciation expense	0	0
Segment gross profits	11,986	15,627
Segment assets	101,709	94,702
Purchase of property, plant and equipment	0	0
Other | Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue	$ 21,982	$ 35,947